Financial Liabilities (Details Narrative) - EUR (€)			1 Months Ended	12 Months Ended
	Apr. 30, 2018	Dec. 23, 2016	Nov. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2018
Statement Line Items [Line Items]
Principal repayment of convertible bond				€ 50,000
Loan Agreement [Member] | European Investment Bank [Member]
Statement Line Items [Line Items]
Carrying amount liability component				9,887,000	9,138,000
Discounted interest payment and fair value performance				€ 1,080,000	€ 522,000
2016/2021 Convertible Bond [Member]
Statement Line Items [Line Items]
Subordinated convertible bonds			49,990
Nominal value of bonds issued	€ 4,948,700		€ 4,999,000
Convertible bond term			The term of the 2016/2021 convertible bond begins on the date of its initial issue ("issue date") and ends on 31 December 2020.
Bonds bear interest rate, percentage			7.90%
Conversion of bonds into shares, value per share				€ 1.00			€ 4.75
Principal repayment of convertible bond	€ 50,000
2016/2021 Convertible Bond [Member] | Until 31 December 2016 [Member]
Statement Line Items [Line Items]
Conversion of bonds into shares, value per share				3.00
2016/2021 Convertible Bond [Member] | 1 January 2017 until 31 December 2017 [Member]
Statement Line Items [Line Items]
Conversion of bonds into shares, value per share				4.00
2016/2021 Convertible Bond [Member] | 1 January 2018 [Member]
Statement Line Items [Line Items]
Conversion of bonds into shares, value per share				5.00
2016/2021 Convertible Bond [Member] | Individual Bond [Member] | 1 January 2017 [Member]
Statement Line Items [Line Items]
Bonds bear interest rate, percentage			6.00%
2016/2021 Convertible Bond [Member] | Convertible Bond [Member]
Statement Line Items [Line Items]
Conversion of bonds into shares, value per share				€ 5.00
2017/2022 Convertible Bond [Member]
Statement Line Items [Line Items]
Nominal value of bonds issued		€ 5,000,000		€ 2,403,700
Convertible bond term		The term of the 2017/2022 convertible bond begins on the date of its initial issue ("issue date") and ends on 31 December 2021.
Bonds bear interest rate, percentage		7.60%
Conversion of bonds into shares, value per share				€ 1.00			€ 4.75
2017/2022 Convertible Bond [Member] | Individual Bond [Member] | 1 February 2017 [Member]
Statement Line Items [Line Items]
Bonds bear interest rate, percentage		6.00%
2017/2022 Convertible Bond [Member] | Until 31 March 2017 [Member]
Statement Line Items [Line Items]
Conversion of bonds into shares, value per share				3.50
2017/2022 Convertible Bond [Member] | 1 April 2017 until 31 December 2017 [Member]
Statement Line Items [Line Items]
Conversion of bonds into shares, value per share				4.00
2017/2022 Convertible Bond [Member] | 1 January 2018 [Member]
Statement Line Items [Line Items]
Conversion of bonds into shares, value per share				€ 5.00